June 9, 2004

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: The Santa Barbara Group of Mutual Funds, Inc.

       Registration Statement File No. 033-56546

       CIK No. 0000895645

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 14 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 3, 2004.

                                                Very truly yours,

                                                /s/ John P. Odell________________________

                                                John P. Odell

Co-Chairman of the Board and

Co-President of the Funds